Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2023
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-14740
Document Fiscal Year Focus	Premium Nickel Resources Ltd.
Entity Central Index Key	0000795800
Entity Address, Address Line One	c/o Bennett Jones LLP
Entity Address, Address Line Two	3400 — One First Canadian Place
Entity Address, Address Line Three	P.O. Box 130
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5X 1A4